TAXES RECOVERABLE	9 Months Ended
Sep. 30, 2021
Note 4 - TAXES RECOVERABLE
4.	TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	September 30, 2021	December 31, 2020
VAT recoverable	$699	$2,328
GST recoverable	23	16
Income taxes recoverable	2,578	2,700
	$3,300	$5,044